Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of segment reporting information used by CODM	the CODM reviews several key metrics included in net income or loss and total assets, which include the following:

	June 30, 2025	December 31, 2024
Trust Account	$302,301,272	$296,122,647
Cash	$426,052	$2,412,564

	For the Three Months Ended June 30, 2025	For the Three Months Ended June 30, 2024
General and administrative costs	$2,338,661	$298,162
Interest income earned on Trust Account	$3,181,033	$2,260,889

	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2024
General and administrative costs	$2,622,116	$322,254
Interest income earned on Trust Account	$6,178,625	$2,260,889
the CODM reviews several key metrics included in net income or loss and total assets, which include the following:

	December 31, 2024	December 31, 2023
Trust Account	$296,122,647	$—
Cash	$2,412,564	$—

	For the Year Ended December 31, 2024	For the Period from December 18, 2023 (Inception) Through December 31, 2023
General and administrative costs	$830,773	$18,958
Interest income earned on Trust Account	$9,622,647	$—